SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price
Balance at September 30, 2019 and May 31, 2019	-	-
Granted	150,000	$1.25
Balance at September 30, 2020	150,000	$1.25
Granted	895,807	$4.29
Cancelled*	(20,000)	$1.25
Balance at September 30, 2021	1,025,807	$3.90

Disclosure of number of issued and outstanding stock options [Table Text Block]
	Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
September 21, 2024	8,807	-	$7.64	2.98
July 23, 2025	150,000	150,000	$1.25	3.81
November 17, 2025	447,000	30,500	$1.25	4.13
April 28, 2026	240,000	-	$7.60	4.58
June 15, 2026	180,000	-	$7.60	4.71

Disclosure of number and weighted average exercise prices of restricted share units [Table Text Block]
	Equity settled	Cash settled	Total
Balance at September 30, 2019 and May 31, 2019	-	-	-
Granted	380,000	-	380,000
Balance at September 30, 2020	380,000	-	380,000
Vested	(95,000)	-	(95,000)
Balance at September 30, 2021	285,000	-	285,000

Disclosure of equity-settled restricted share units fair value inputs [Table Text Block]
Year ended September 30, 2020
Share price on grant date	$1.25
Forfeiture rate	0%

Disclosure of share based payments recognized in the consolidated statements of comprehensive loss [Table Text Block]
	Year ended September 30, 2021	Year ended September 30, 2020	Period ended September 30, 2019
	$	$	$
Stock options	643,963	138,000	-
Restricted share units - equity settled grants	236,652	23,300	-
Total equity settled share-based compensation expense	880,615	161,300	-
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	880,615	161,300	-

Disclosure of share based payments included in the consolidated statements of comprehensive loss [Table Text Block]
	Year ended September 30, 2021	Year ended September 30, 2020	Period ended September 30, 2019
	$	$	$
Consulting fees	8,045	-	-
Directors' compensation	136,612	-	-
Marketing, advertising and investor relations	3,696	-	-
Professional fees	23,126	-	-
Research and development	709,136	161,300	-
Total share-based compensation expense	880,615	161,300	-

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number of warrants	Weighted average exercise price
Balance at September 30, 2019 and May 31, 2019	-	$-
Issued	4,079,600	0.05
Balance at September 30, 2020	4,079,600	0.05
Issued*	1,709,938	9.46
Issued - broker	132,666	7.57
Exercised	(1,948,000)	0.05
Balance at September 30, 2021	3,974,204	$4.35

Disclosure of number of outstanding warrants [Table Text Block]
	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
July 30, 2024 (1)	2,131,600	$0.05	2.83
March 17, 2024	1,709,938	$9.46	2.46
March 17, 2024	132,666	$7.57	2.46